Tax matters - Significant components of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 14,589	$ 5,273
Deferred tax liabilities	77,379	65,142
Net Total Deferred Tax Asset / (Liability)	(62,790)	(59,869)
Total	$ 483,459	465,663
Number of years open to review	4 years
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 396,119	391,997
Unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	7,963	8,028
Unrecognised deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	79,377	65,638
Hedging instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net Total Deferred Tax Asset / (Liability)	1,010	1,239
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net Total Deferred Tax Asset / (Liability)	$ (678)	$ (6,028)